Related Party Transactions - Schedule of Amount Due from Manufacturer (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Customer receipts collected by Manufacturer on behalf of Company	$ 301,447	$ 42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$ 159,200	$ 69,544